UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23308

PPM FUNDS

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 634-2500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2021 – June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

PPMFunds

Semi-Annual Report

June 30, 2021

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the PPM Funds' annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Funds. Instead, the reports are made available on PPM America's website (www.ppmamerica.com/ppmfunds/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

If you hold your shares directly with the Funds and wish to receive paper copies of your shareholder reports free of charge, you may elect to do so by contacting the Funds at 1-844-446-4PPM (1-844-446-4776) or by logging into your account online. If you hold your shares through a financial intermediary, you may elect to receive paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all PPM Funds that you hold directly or all PPM Funds you hold through your financial intermediary, as applicable.

PPMFunds (Unaudited)

June 30, 2021

PPM Funds including: PPM Core Plus Fixed Income Fund (PKPIX) and PPM High Yield Core Fund (PKHIX)

PPMFunds

June 30, 2021 (Unaudited)

Important Disclosures and Glossary

Before investing, investors should carefully read the prospectus and/or summary prospectus and consider the investment objectives, risk, charges and expenses. For this and more complete information about the Funds, investors may obtain a prospectus or summary prospectus by calling 1-844-446-4PPM (1-844-446-4776), by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or by visiting https://www.ppmamerica.com/ppmfunds/.

Mutual funds are issued by PPM America, Inc. PPM Funds are distributed by Jackson National Life Distributors LLC, member FINRA.

The discussion of the Funds’ investments and investment strategy (including current investment themes, the portfolio managers’ research and investment process, and portfolio characteristics) represents the Funds’ investments and the views of the portfolio managers and PPM America, Inc., the Funds’ investment adviser, at the time of this report, and are subject to change without notice.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. All returns reflect the reinvestment of income dividends and capital gains. You cannot invest directly in an index.

Mutual fund investing involves risk. Please see the Notes to the Financial Statements of this semi-annual report, as well as the prospectus for more information on risks.

The Bloomberg Barclays US Aggregate Bond Index provides a broad measure of US investment grade, USD-denominated fixed rate bonds. It includes Treasuries, government-rated issues, corporate bonds, MBS, CMBS and ABS securities.

The ICE BofA US High Yield Constrained Index provides a measure of below investment grade bonds, is constructed based on the ICE BofAML US High Yield Index and imposes a 2% issuer cap. The ICE BofAML US High Yield Index provides a broad measure of below investment grade, USD-denominated fixed rate corporate debt. It includes corporate bonds with risk exposures to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 48.2%
Financials 15.4%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	150,000	160,959
6.50%, 07/15/25	50,000	58,626
Ares Capital Corporation
2.88%, 06/15/28	110,000	111,559
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	158,000	173,730
Bank of America Corporation
6.30%, (100, 03/10/26) (b)	45,000	51,926
4.00%, 01/22/25	46,000	50,441
4.25%, 10/22/26	165,000	186,223
3.56%, 04/23/27	115,000	125,907
1.73%, 07/22/27	287,000	289,371
3.25%, 10/21/27	27,000	29,286
3.59%, 07/21/28	150,000	165,127
4.27%, 07/23/29	333,000	382,467
2.68%, 06/19/41	65,000	63,262
Barclays PLC
3.56%, 09/23/35 (c)	295,000	307,437
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	123,000	122,622
BNP Paribas
2.59%, 08/12/35 (a) (c)	150,000	146,211
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	83,000	86,996
4.45%, 09/29/27	76,000	86,772
3.52%, 10/27/28	131,000	143,527
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	200,000	211,551
7.50%, (100, 12/11/23) (a) (b) (c)	150,000	166,313
6.50%, 08/08/23 (a) (c)	250,000	276,551
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (c)	156,000	155,209
3.73%, 01/14/32 (c)	100,000	101,914
3.04%, 05/28/32 (c)	155,000	157,493
F&G Global Funding
1.75%, 06/30/26 (a)	120,000	120,304
FS KKR Capital Corp.
3.40%, 01/15/26	164,000	169,628
GA Global Funding Trust
1.00%, 04/08/24 (a)	80,000	80,185
Glencore Funding LLC
4.88%, 03/12/29 (a)	165,000	192,226
HSBC Holdings PLC
2.80%, 05/24/32	230,000	236,094
Icahn Enterprises L.P.
4.75%, 09/15/24	100,000	104,613
6.25%, 05/15/26	69,000	73,199
JPMorgan Chase & Co.
2.01%, 03/13/26	132,000	136,245
1.58%, 04/22/27	290,000	291,557
3.78%, 02/01/28	55,000	61,075
2.07%, 06/01/29	249,000	252,107
2.74%, 10/15/30	185,000	193,722
2.96%, 05/13/31	107,000	112,456
1.95%, 02/04/32	165,000	160,452
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	109,000	126,440
3.87%, 07/09/25 (c)	200,000	216,408
LSEGA Financing PLC
3.20%, 04/06/41 (a)	80,000	83,654
Markel Corporation
6.00%, (100, 06/01/25) (b)	78,000	87,158
Morgan Stanley
4.88%, 11/01/22	100,000	105,700
1.59%, 05/04/27	190,000	191,309
3.62%, 04/01/31	206,000	229,616
2.80%, 01/25/52	70,000	68,892
NatWest Group PLC
3.07%, 05/22/28 (c)	200,000	210,314
3.03%, 11/28/35 (c)	100,000	100,206
Nordic Aviation Capital
6.83%, 03/14/25 (d) (e) (f)	139,295	104,471
Owl Rock Capital Corporation
3.40%, 07/15/26	65,000	67,804
Principal Life Global Funding II
0.75%, 04/12/24 (a)	55,000	54,991
Protective Life Global Funding
1.62%, 04/15/26 (a)	73,000	74,017
Rassman, Joel H.
3.80%, 11/01/29 (g)	190,000	203,762
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (b)	140,000	145,950
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	82,000	88,933
1.43%, 03/09/27	77,000	76,774
3.80%, 03/15/30	211,000	237,044
6.75%, 10/01/37	70,000	102,009
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	57,000	60,328
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	107,000	117,566
Wells Fargo & Company
2.41%, 10/30/25	53,000	55,452
Westpac Banking Corporation
2.67%, 11/15/35 (c)	71,000	69,621
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	65,000	70,451
		8,944,213
Energy 6.0%
Aker BP ASA
3.75%, 01/15/30 (a)	155,000	166,956
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	110,000	125,971
5.88%, 03/31/25	54,000	61,949
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	85,000	89,670
4.50%, 10/01/29	125,000	134,382
Devon Energy Corporation
5.88%, 06/15/28 (a)	39,000	43,417
4.50%, 01/15/30 (a)	34,000	37,230
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	14,000	14,536
5.75%, 01/30/28 (a)	14,000	14,927
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	110,000	112,168
6.75%, (100, 05/15/25) (b)	102,000	102,536
7.13%, (100, 05/15/30) (b)	119,000	122,852
4.25%, 03/15/23	173,000	181,564
3.75%, 05/15/30	142,000	154,379
5.80%, 06/15/38	45,000	55,685
6.25%, 04/15/49	40,000	52,601
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	74,356
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	115,684
4.50%, 01/15/29 (a)	49,000	49,862
EQT Corporation
3.13%, 05/15/26 (a)	10,000	10,245
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	200,000	200,452
NuStar Logistics, L.P.
5.75%, 10/01/25	11,000	11,967
Occidental Petroleum Corporation
3.50%, 08/15/29	140,000	140,504
4.30%, 08/15/39	20,000	19,258
4.40%, 08/15/49	22,000	21,206
Qatar Petroleum
2.25%, 07/12/31 (a)	200,000	197,874
3.13%, 07/12/41 (a)	200,000	199,262
Rattler Midstream LP
5.63%, 07/15/25 (a)	15,000	15,764

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300,000	338,734
4.50%, 05/15/30	80,000	92,303
Santos Finance Ltd
3.65%, 04/29/31 (a)	153,000	156,646
Targa Resource Corporation
5.50%, 03/01/30	140,000	153,905
4.88%, 02/01/31 (a)	56,000	60,606
Transocean Pontus Limited
6.13%, 08/01/25 (a)	14,500	14,639
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	49,244
Transocean Proteus Limited
6.25%, 12/01/24 (a)	96,250	97,173
		3,490,507
Consumer Discretionary 5.1%
Adient US LLC
9.00%, 04/15/25 (a)	38,000	41,817
Amazon.com, Inc.
2.10%, 05/12/31	115,000	116,936
2.88%, 05/12/41	90,000	92,915
3.10%, 05/12/51	85,000	89,352
Booking Holdings Inc.
4.63%, 04/13/30	180,000	215,327
Carnival Corporation
11.50%, 04/01/23 (a)	146,000	164,856
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	83,000	86,785
Ford Motor Company
8.50%, 04/21/23	33,000	36,826
9.00%, 04/22/25	67,000	82,562
General Motors Company
6.13%, 10/01/25	51,000	60,373
6.80%, 10/01/27	39,000	49,098
General Motors Financial Company, Inc.
2.40%, 04/10/28	100,000	101,375
GLP Financing, LLC
5.75%, 06/01/28	15,000	17,856
5.30%, 01/15/29	100,000	116,899
Hanesbrands Inc.
5.38%, 05/15/25 (a)	152,000	160,872
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	33,000	34,757
5.75%, 05/01/28 (a)	33,000	35,703
Hyatt Hotels Corporation
5.38%, 04/23/25 (h)	45,000	50,845
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	35,466
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	11,000	14,185
Macy's, Inc.
8.38%, 06/15/25 (a)	85,000	93,590
Marriott International, Inc.
3.75%, 03/15/25	60,000	64,421
5.75%, 05/01/25 (h)	55,000	63,508
Mattel, Inc.
3.38%, 04/01/26 (a)	63,000	65,311
Meritage Homes Corporation
3.88%, 04/15/29 (a)	80,000	82,786
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	35,026	38,564
Newell Brands Inc.
4.88%, 06/01/25	46,000	50,968
NIKE, Inc.
3.25%, 03/27/40	74,000	81,512
NVR, Inc.
3.00%, 05/15/30	134,000	141,843
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	200,000	208,458
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	35,000	34,595
Ross Stores, Inc.
4.60%, 04/15/25	219,000	247,200
1.88%, 04/15/31	74,000	71,642
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	22,000	25,362
The Home Depot, Inc.
3.35%, 04/15/50	74,000	81,890
		2,956,455
Health Care 4.7%
AbbVie Inc.
3.20%, 11/21/29	135,000	146,609
4.50%, 05/14/35	55,000	66,342
Amgen Inc.
3.15%, 02/21/40	64,000	66,503
Ascension Health
2.53%, 11/15/29	28,000	29,532
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	22,571
8.50%, 01/31/27 (a)	21,000	22,825
5.75%, 08/15/27 (a)	60,000	63,046
4.88%, 06/01/28 (a)	24,000	24,544
Baylor Scott & White Holdings
2.84%, 11/15/50	54,000	54,180
Bristol-Myers Squibb Company
3.40%, 07/26/29	205,000	229,640
Centene Corporation
4.25%, 12/15/27	77,000	81,235
4.63%, 12/15/29	120,000	132,056
3.38%, 02/15/30	101,000	105,577
3.00%, 10/15/30	173,000	177,911
Cigna Holding Company
3.40%, 03/01/27	114,000	125,093
4.80%, 08/15/38	50,000	62,339
CVS Health Corporation
4.30%, 03/25/28	53,000	60,880
4.78%, 03/25/38	250,000	307,771
HCA Inc.
5.38%, 02/01/25	100,000	112,794
Indiana University Health, Inc.
2.85%, 11/01/51	51,000	51,250
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	17,000	17,757
3.88%, 11/15/30 (a)	19,000	19,776
Mylan Inc
5.20%, 04/15/48	23,000	28,320
Providence St. Joseph Health
2.53%, 10/01/29	67,000	70,302
Royalty Pharma PLC
3.30%, 09/02/40 (a)	91,000	91,488
Smith & Nephew PLC
2.03%, 10/14/30	60,000	58,790
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	56,000	59,620
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	145,020
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	10,841
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	50,000	50,379
Upjohn Inc.
3.85%, 06/22/40 (a)	204,000	217,738
		2,712,729
Communication Services 4.4%
AT&T Inc.
5.25%, 03/01/37	116,000	146,740
4.90%, 08/15/37	16,000	19,777
4.30%, 12/15/42	155,000	176,520
3.10%, 02/01/43	131,000	128,374
CCO Holdings, LLC
4.75%, 03/01/30 (a)	295,000	311,721
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	158,621
5.38%, 04/01/38	45,000	55,556
6.83%, 10/23/55	51,000	75,155
Comcast Corporation
4.60%, 10/15/38	51,000	63,239
3.75%, 04/01/40	35,000	39,518

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
3.40%, 07/15/46	50,000	53,675
CSC Holdings, LLC
6.50%, 02/01/29 (a)	100,000	110,739
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	79,698
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	60,000	66,586
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	47,000	51,206
The Walt Disney Company
4.63%, 03/23/40	80,000	101,476
T-Mobile USA, Inc.
2.63%, 04/15/26	306,000	312,888
Verizon Communications Inc.
2.10%, 03/22/28	175,000	178,507
4.33%, 09/21/28	105,000	122,146
2.55%, 03/21/31	74,000	75,750
3.40%, 03/22/41	58,000	61,382
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	151,729
		2,541,003
Consumer Staples 3.2%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200,000	245,295
Archer-Daniels-Midland Company
3.25%, 03/27/30	70,000	77,511
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	128,000	133,445
BAT Capital Corp.
2.26%, 03/25/28	76,000	75,571
4.91%, 04/02/30	50,000	57,463
4.39%, 08/15/37	45,000	48,619
Jaguar Holding Company II
4.63%, 06/15/25 (a)	17,000	17,878
5.00%, 06/15/28 (a)	17,000	18,422
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	212,018
JBS USA Food Company
6.50%, 04/15/29 (a)	84,000	94,716
5.50%, 01/15/30 (a)	50,000	55,524
Kraft Heinz Foods Company
3.88%, 05/15/27	69,000	75,823
4.63%, 10/01/39	20,000	23,315
Mars, Incorporated
2.38%, 07/16/40 (a)	60,000	57,798
3.95%, 04/01/49 (a)	143,000	171,864
Northwestern University
2.64%, 12/01/50	38,000	37,710
PepsiCo, Inc.
3.38%, 07/29/49	55,000	61,808
Reynolds American Inc.
5.70%, 08/15/35	46,000	55,510
Safeway Inc.
3.50%, 02/15/23 (a)	100,000	102,780
Walmart Inc.
3.25%, 07/08/29	234,000	261,897
		1,884,967
Utilities 3.2%
Ameren Illinois Company
4.50%, 03/15/49	65,000	83,681
Commonwealth Edison Company
3.75%, 08/15/47	79,000	91,448
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	57,000	64,826
DPL Inc.
4.13%, 07/01/25	102,000	109,360
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	61,000	60,583
Exelon Corporation
5.10%, 06/15/45	75,000	98,421
FirstEnergy Corp.
4.40%, 07/15/27 (h) (i)	69,000	74,994
Nevada Power Company
3.70%, 05/01/29	140,000	157,658
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	80,000	85,388
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	47,071
4.50%, 07/01/40	181,000	181,174
San Diego Gas & Electric Company
1.70%, 10/01/30	72,000	69,599
Southern California Edison Company
4.13%, 03/01/48	46,000	49,175
3.65%, 02/01/50	92,000	92,157
Tampa Electric Company
3.45%, 03/15/51	87,000	95,471
The AES Corporation
3.30%, 07/15/25 (a)	133,000	142,211
2.45%, 01/15/31 (a)	59,000	58,354
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	75,054
3.70%, 01/30/27 (a)	220,000	235,087
		1,871,712
Industrials 2.5%
Aircastle Limited
5.25%, 08/11/25 (a)	108,000	121,344
American Airlines, Inc.
5.50%, 04/20/26 (a)	31,000	32,911
5.75%, 04/20/29 (a)	11,000	11,896
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	134,000	156,631
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (b) (j)	419,000	410,620
3.45%, 05/01/27	31,000	34,101
3.63%, 05/01/30	73,000	81,414
Hillenbrand, Inc.
5.00%, 09/15/26 (h) (i)	20,000	22,283
Howmet Aerospace Inc.
6.88%, 05/01/25	100,000	116,370
Moog Inc.
4.25%, 12/15/27 (a)	44,000	45,554
Northrop Grumman Corporation
4.40%, 05/01/30	46,000	54,379
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	57,000	55,296
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	165,000	166,759
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	10,000	10,766
4.75%, 10/20/28 (a)	16,000	17,806
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	52,000	53,832
4.63%, 04/15/29 (a)	37,000	38,324
United Rentals (North America), Inc.
3.88%, 11/15/27	55,000	57,824
		1,488,110
Information Technology 1.9%
Apple Inc.
2.38%, 02/08/41	95,000	92,503
2.65%, 02/08/51	102,000	100,064
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	17,000	17,385
Broadcom Inc.
3.47%, 04/15/34 (a)	160,000	168,913
Dell International L.L.C.
5.85%, 07/15/25 (h)	6,000	7,042
4.90%, 10/01/26 (h)	80,000	92,317
Diamond Finance International Limited
6.02%, 06/15/26	67,000	80,435
8.35%, 07/15/46	100,000	163,560
Microsoft Corporation
2.68%, 06/01/60	15,000	14,839
3.04%, 03/17/62	72,000	77,148
Oracle Corporation
2.88%, 03/25/31	186,000	193,543
3.65%, 03/25/41	78,000	82,790
		1,090,539

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Materials 1.4%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	30,000	33,914
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	130,000	143,021
5.20%, 09/17/30 (a)	75,000	82,315
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	64,373
5.40%, 11/14/34	35,000	42,456
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	110,000	111,111
Mercer International Inc.
5.13%, 02/01/29 (a)	26,000	26,740
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	137,419
4.25%, 05/15/29 (a)	39,000	39,422
Teck Resources Limited
3.90%, 07/15/30	105,000	113,254
		794,025
Real Estate 0.4%
Essential Properties, L.P.
2.95%, 07/15/31	78,000	77,460
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	87,000	87,221
VICI Properties Inc.
4.25%, 12/01/26 (a)	55,000	57,172
		221,853
Total Corporate Bonds And Notes (cost $26,534,090)		27,996,113
GOVERNMENT AND AGENCY OBLIGATIONS 40.7%
Mortgage-Backed Securities 23.6%
Federal Home Loan Mortgage Corporation
3.00%, 07/01/32 - 12/01/49	243,509	255,614
2.00%, 12/01/35 - 04/01/51	418,742	427,742
4.00%, 10/01/45 - 06/01/48	346,205	371,422
3.50%, 01/01/46 - 04/01/50	743,536	787,277
4.50%, 11/01/48	20,704	22,272
2.50%, 05/01/50 - 07/01/50	233,986	242,108
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 09/01/50	1,952,720	2,047,700
2.50%, 10/01/35 - 07/15/51 (k)	814,432	847,101
1.50%, 11/01/35	80,359	81,332
2.00%, 05/01/36 - 03/01/51	1,813,545	1,839,516
TBA, 2.00%, 07/15/36 - 08/15/51 (k)	1,135,000	1,151,613
3.50%, 10/01/46 - 04/01/48	366,719	388,320
4.00%, 01/01/47 - 09/01/49	655,466	700,706
4.50%, 05/01/47 - 12/01/48	491,803	533,134
3.50%, 08/01/49 (k)	183,763	193,390
2.50%, 04/01/50 - 05/01/51	779,348	806,324
TBA, 1.50%, 07/15/51 (k)	475,000	465,801
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/50	257,841	271,273
3.50%, 05/20/47 - 01/20/50	607,048	642,584
4.00%, 07/20/47	248,039	265,016
4.50%, 12/20/48 - 02/20/49	113,038	121,104
2.50%, 03/20/51	374,524	388,117
TBA, 2.00%, 08/15/51 (k)	440,000	447,453
TBA, 2.50%, 08/15/51 (k)	402,000	415,293
		13,712,212
U.S. Treasury Note 12.1%
Treasury, United States Department of
0.13%, 12/15/23	410,000	407,822
1.50%, 10/31/24 - 08/15/26	1,506,000	1,552,219
0.25%, 07/31/25	400,000	392,375
2.25%, 11/15/25	980,000	1,042,475
0.38%, 12/31/25	790,000	774,941
0.75%, 04/30/26	382,000	380,030
0.63%, 03/31/27	420,000	410,878
1.25%, 06/30/28	1,105,000	1,106,727
2.88%, 08/15/28	375,000	416,953
0.88%, 11/15/30	521,000	495,520
		6,979,940
U.S. Treasury Bond 3.8%
Treasury, United States Department of
3.75%, 08/15/41	461,000	598,364
3.13%, 11/15/41	316,000	376,336
2.50%, 02/15/45 - 02/15/46	756,000	818,104
3.00%, 02/15/48	317,000	377,626
1.63%, 11/15/50	46,000	41,307
		2,211,737
Sovereign 0.5%
Banco de la Republica Oriental del Uruguay
4.38%, 01/23/31	81,934	95,453
The Philippines, Government of
3.20%, 07/06/46	200,000	200,338
		295,791
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	229,000	216,723
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	109,380
The Port Authority of New York and New Jersey
1.09%, 07/01/23	75,000	75,954
		185,334
Total Government And Agency Obligations (cost $23,063,340)		23,601,737
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.9%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	25,303	27,454
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	90,316	99,969
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	157,400	159,368
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	266,271
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-A2-3, 0.42%, 11/18/22	300,733	301,071
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	5,048	5,051
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	51,157	51,258
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	229,580	233,219
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	49,147	49,682
CIM Trust
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (j)	184,686	187,803
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	52,884
DLL Financial Services
Series 2021-A3-1A, 0.67%, 04/17/26	190,000	189,813
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	149,660	149,830
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	16,433	16,661
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	300,000	301,964
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	121,641	121,767
GM Financial Consumer Automobile Receivables Trust 2021-2
Series 2021-A3-2, 0.51%, 10/16/24	101,000	101,153
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	181,862
HPEFS Equipment Trust
Series 2019-A3-1A, 2.21%, 09/20/29	73,430	73,643
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	163,619
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	265,000	264,470
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	100,000	99,955

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	204,611
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A2-B, 0.22%, 01/16/24	349,000	348,909
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (j)	1,376	1,377
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.71%, 08/20/24	101,000	100,763
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (j)	115,112	117,564
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	12,500	12,507
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	39,066	39,219
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	45,469	47,970
Series 2012-A-2, 4.00%, 10/29/24	40,652	42,786
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	275,000	278,894
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	149,000	149,398
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (j)	57,000	62,396
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (j)	64,944	65,908
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,531,376)		4,571,069
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Consumer Discretionary 0.7%
Adient US LLC
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/30/28 (j)	79,185	79,161
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (j)	81,385	81,588
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 08/29/25 (j)	100,000	98,375
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (j)	115,908	115,345
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 04/29/26 (j)	53,612	53,520
		427,989
Industrials 0.4%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (j)	21,000	21,877
Berry Global, Inc.
2021 Term Loan Z, 1.83%, (1 Month USD LIBOR + 1.75%), 07/01/26 (j)	116,168	115,212
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (j)	36,302	36,151
Genesee & Wyoming Inc.
Term Loan, 2.20%, (3 Month USD LIBOR + 2.00%), 10/29/26 (j)	50,363	49,999
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (j) (m)	10,753	10,740
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (j) (m)	2,027	2,024
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (j)	27,000	26,907
		262,910
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (3 Month USD LIBOR + 2.25%), 03/15/27 (j)	98,500	97,096
CSC Holdings, LLC
2017 Term Loan B1, 2.32%, (1 Month USD LIBOR + 2.25%), 07/15/25 (j)	43,308	42,659
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (j)	33,405	20,006
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (1 Month USD LIBOR + 2.50%), 06/13/26 (j)	67,769	67,581
		227,342
Information Technology 0.2%
Peraton Corp.
Delayed Draw Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (j) (m)	45,236	45,349
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	70,763	70,910
		116,259
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 04/27/26 (j)	93,635	93,293
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (j)	30,784	30,880
Total Senior Floating Rate Instruments (cost $1,170,591)		1,158,673
SHORT TERM INVESTMENTS 8.3%
Investment Companies 8.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.02% (n)	4,683,358	4,683,358
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (n)	148,838	148,838
Total Short Term Investments (cost $4,832,196)		4,832,196
Total Investments 107.1% (cost $60,131,593)		62,159,788
Other Derivative Instruments 0.0%		1,305
Other Assets and Liabilities, Net (7.1)%		(4,109,050)
Total Net Assets 100.0%		58,052,043

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $8,394,639 and 14.5% of the Fund.

(b)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c)  Convertible security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) All or a portion of the security was on loan as of June 30, 2021.

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

security’s offering documents.

(k)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $3,519,913.

(l)  The security is a direct debt of the agency and not collateralized by mortgages.

(m)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Composition as of June 30, 2021*:
Corporate Bonds and Notes	45.0%
Government and Agency Obligations	38.0
Non-US Government Agency ABS	7.4
Senior Loan Interests	1.9
Short Term Investments	7.8
Total Investments	100.0%

* Percentages are based on market values as of June 30, 2021 and differ from the percentages shown in the Schedules of Investments, which are based on net assets.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	139,295	104,471	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	35	September 2021	4,620,217	8,203	17,283
United States 2 Year Note	12	October 2021	2,648,264	281	(4,420)
United States 5 Year Note	44	October 2021	5,443,889	2,750	(12,983)
United States Long Bond	11	September 2021	1,733,144	7,355	35,106
				18,589	34,986
Short Contracts
United States 10 Year Ultra Bond	(33)	September 2021	(4,790,159)	(16,159)	(67,545)
United States Ultra Bond	(1)	September 2021	(191,578)	(1,125)	(1,109)
				(17,284)	(68,654)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 91.1%
Communication Services 17.4%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	247,000	261,132
Altice Financing S.A.
5.00%, 01/15/28 (a)	102,000	100,377
Altice France Holding S.A.
5.13%, 07/15/29 (a)	202,000	204,308
Altice France S.A.
7.38%, 05/01/26 (a)	202,000	209,988
6.00%, 02/15/28 (a)	84,000	83,498
AMC Entertainment Holdings, Inc.
12.00%, 06/15/26 (a) (b)	90,100	92,235
Audacy Capital Corp.
6.75%, 03/31/29 (a)	263,000	273,353
CB Escrow Corp.
8.00%, 10/15/25 (a)	194,000	204,355
CCO Holdings, LLC
5.13%, 05/01/27 (a)	108,000	113,264
5.00%, 02/01/28 (a)	203,000	213,001
5.38%, 06/01/29 (a)	351,000	383,554
4.50%, 05/01/32	111,000	114,911
CenturyLink, Inc.
5.13%, 12/15/26 (a)	112,000	116,365
7.60%, 09/15/39	24,000	27,273
Clear Channel International B.V.
6.63%, 08/01/25 (a)	85,000	89,009
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	144,000	150,832
7.50%, 06/01/29 (a)	154,000	159,524
Connect Finco SARL
6.75%, 10/01/26 (a)	60,000	63,563
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	141,000	151,472
CSC Holdings, LLC
5.38%, 02/01/28 (a)	448,000	473,507
7.50%, 04/01/28 (a)	300,000	328,561
4.50%, 11/15/31 (a)	305,000	307,031
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (c)	326,000	341,081
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	60,258
6.63%, 08/15/27 (a)	113,000	55,423
DISH DBS Corporation
5.88%, 11/15/24	142,000	152,495
7.75%, 07/01/26	156,000	176,589
5.13%, 06/01/29 (a)	199,000	196,682
Embarq Corporation
8.00%, 06/01/36	104,000	117,885
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	13,000	13,934
5.00%, 05/01/28 (a)	93,000	96,195
6.75%, 05/01/29 (a)	286,000	304,285
Hughes Satellite Systems Corporation
6.63%, 08/01/26	82,000	91,906
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	41,029
8.38%, 05/01/27	326,651	350,442
5.25%, 08/15/27 (a)	25,000	26,168
4.75%, 01/15/28 (a)	50,000	51,536
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	125,000	129,229
Ion Trading Technologies S.à r.l.
5.75%, 05/15/28 (a)	200,000	207,755
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	204,000	219,811
5.13%, 07/15/29 (a)	145,000	149,815
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	131,000	135,927
4.25%, 07/01/28 (a)	122,000	123,798
3.63%, 01/15/29 (a)	140,000	135,271
Liberty Media Corporation
8.25%, 02/01/30	199,000	227,707
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	316,000	333,361
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	171,000	174,037
6.50%, 05/15/27 (a)	34,000	37,732
3.75%, 01/15/28 (a)	40,000	40,197
Lumen Technologies Inc.
5.38%, 06/15/29 (a)	86,000	87,401
MDC Partners Inc.
7.50%, 05/01/24 (a) (d)	287,000	291,094
Netflix, Inc.
4.88%, 04/15/28	45,000	52,302
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	110,000	116,973
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	289,000	303,554
Sprint Corporation
7.88%, 09/15/23	25,000	28,420
7.13%, 06/15/24	331,000	382,552
7.63%, 03/01/26	25,000	30,584
6.88%, 11/15/28	94,000	120,597
SSL Robotics LLC
9.75%, 12/31/23 (a)	32,000	35,296
TEGNA Inc.
5.00%, 09/15/29	186,000	194,708
Telecom Italia SpA
6.00%, 09/30/34	109,000	126,030
Telesat Canada
5.63%, 12/06/26 (a)	33,000	33,112
6.50%, 10/15/27 (a)	212,000	201,993
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	290,000	313,167
T-Mobile USA, Inc.
3.38%, 04/15/29	149,000	154,074
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	54,000	57,759
Univision Communications Inc.
6.63%, 06/01/27 (a)	125,000	135,442
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	39,000	39,318
		10,816,037
Consumer Discretionary 15.6%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (c)	144,000	148,138
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	77,477
5.88%, 10/15/27	43,000	45,168
7.25%, 10/15/29	47,000	52,078
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	86,000	89,409
Carnival Corporation
11.50%, 04/01/23 (a)	200,000	225,831
7.63%, 03/01/26 (a)	121,000	131,843
5.75%, 03/01/27 (a)	137,000	144,113
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	46,572
Dana Corporation
5.38%, 11/15/27	35,000	37,234
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	261,000	290,448
Ford Motor Company
8.50%, 04/21/23	64,000	71,421
9.00%, 04/22/25	64,000	78,865
4.35%, 12/08/26	72,000	77,569
6.63%, 10/01/28	83,000	99,270
9.63%, 04/22/30	64,000	91,740
7.45%, 07/16/31	79,000	104,359
5.29%, 12/08/46	62,000	69,247
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	190,000	203,396
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	183,000	196,410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	32,000	34,621
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	201,000	205,219
4.88%, 07/01/31 (a)	83,000	82,850
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (b)	41,000	44,771
International Game Technology PLC
5.25%, 01/15/29 (a)	141,000	151,214
IRB Holding Corp.
7.00%, 06/15/25 (a)	90,000	97,180
6.75%, 02/15/26 (a)	115,000	119,115
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	83,000	83,311
KB Home
4.80%, 11/15/29	66,000	71,523
L Brands, Inc.
7.50%, 06/15/29	140,000	164,854
6.63%, 10/01/30 (a)	128,000	148,058
6.88%, 11/01/35	165,000	209,125
Life Time, Inc.
5.75%, 01/15/26 (a)	142,000	147,137
8.00%, 04/15/26 (a)	39,000	41,717
Macy's, Inc.
8.38%, 06/15/25 (a)	280,000	308,298
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	216,000	215,460
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	51,000	54,219
6.50%, 09/15/26	90,000	93,643
4.75%, 01/15/28	64,000	65,515
4.50%, 06/15/29 (a)	64,000	64,888
Mattel, Inc.
6.75%, 12/31/25 (a)	10,000	10,506
5.88%, 12/15/27 (a)	55,000	59,965
MCE Finance Limited
5.38%, 12/04/29 (a)	110,000	115,976
Meritage Homes Corporation
3.88%, 04/15/29 (a)	109,000	112,795
MGM China Holdings Limited
4.75%, 02/01/27 (a)	57,000	58,374
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	151,000	151,259
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	115,053	126,674
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	70,000	70,508
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	145,000	154,778
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	130,000	141,709
PetSmart, Inc.
7.75%, 02/15/29 (a)	220,000	242,650
PM General Purchaser LLC
9.50%, 10/01/28 (a)	243,000	255,959
QVC, Inc.
5.45%, 08/15/34	215,000	224,223
Rent-A-Center, Inc.
6.38%, 02/15/29 (a)	85,000	91,120
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	177,000	201,909
9.13%, 06/15/23 (a)	80,000	87,818
4.25%, 07/01/26 (a)	124,000	123,845
5.50%, 04/01/28 (a)	76,000	79,733
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	107,000	110,456
8.25%, 03/15/26 (a)	246,000	264,174
7.00%, 05/15/28 (a)	91,000	99,415
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	232,000	238,200
Staples, Inc.
7.50%, 04/15/26 (a)	149,000	154,380
10.75%, 04/15/27 (a) (c)	209,000	213,176
Stena International S.A R.L.
6.13%, 02/01/25 (a)	142,000	147,454
Studio City Finance Limited
6.50%, 01/15/28 (a)	135,000	144,268
5.00%, 01/15/29 (a)	144,000	145,145
Tenneco Inc.
5.00%, 07/15/26 (c)	121,000	120,385
7.88%, 01/15/29 (a)	50,000	56,462
5.13%, 04/15/29 (a)	322,000	331,246
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	150,000	162,387
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	187,000	189,438
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	101,000	114,394
6.00%, 04/01/27 (d) (e)	65,000	71,753
4.63%, 03/01/30 (a)	95,000	98,064
		9,653,904
Energy 14.8%
Aethon United BR LP
8.25%, 02/15/26 (a)	250,000	270,777
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	90,000	100,574
5.38%, 06/15/29 (a)	89,000	92,944
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	180,000	187,766
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	175,000	182,578
8.25%, 12/31/28 (a)	56,000	61,602
Baytex Energy Corp.
8.75%, 04/01/27 (a)	153,000	154,537
Bip-V Chinook
5.50%, 06/15/31 (a)	250,000	260,464
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	35,000	37,917
6.63%, 07/15/26 (a)	57,000	59,582
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	167,000	171,177
5.85%, 11/15/43	24,000	23,778
5.60%, 10/15/44	19,000	18,467
California Resources Corporation
7.13%, 02/01/26 (a)	142,000	149,638
Callon Petroleum Company
6.38%, 07/01/26	162,000	156,349
Cheniere Energy, Inc.
5.63%, 10/01/26	153,000	158,738
4.63%, 10/15/28 (a)	140,000	147,691
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	135,000	140,614
6.38%, 06/15/26 (a)	46,000	47,895
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	48,000	49,754
Continental Resources, Inc.
4.50%, 04/15/23	25,000	26,125
3.80%, 06/01/24	97,000	102,704
DT Midstream, Inc.
4.13%, 06/15/29 (a)	101,000	102,539
4.38%, 06/15/31 (a)	74,000	75,447
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	85,000	91,086
5.50%, 01/30/26 (a)	81,000	84,103
5.75%, 01/30/28 (a)	93,000	99,159
Energean Israel Finance Ltd
4.88%, 03/30/26 (f)	145,000	148,444
Energy Transfer LP
6.50%, (100, 08/15/26) (g)	90,000	91,774
6.75%, (100, 05/15/25) (g)	106,000	106,557
7.13%, (100, 05/15/30) (g)	62,000	64,007
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	166,871
6.50%, 07/01/27 (a)	104,000	115,942
4.75%, 01/15/31 (a)	140,000	144,261
6.50%, 07/15/48	82,000	87,951

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
EQT Corporation
3.90%, 10/01/27	77,000	82,503
5.00%, 01/15/29	33,000	36,812
8.50%, 02/01/30 (d) (e)	55,000	71,564
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	144,000	153,016
Husky Energy Inc.
13.00%, 02/15/25 (a) (b)	297,000	322,166
ITT Holdings LLC
6.50%, 08/01/29 (a)	157,000	159,954
MEG Energy Corp.
6.50%, 01/15/25 (a)	78,000	80,672
7.13%, 02/01/27 (a)	91,000	97,111
Murphy Oil Corporation
5.75%, 08/15/25	90,000	92,679
5.88%, 12/01/27	170,000	177,331
Nabors Industries Ltd
7.50%, 01/15/28 (a)	102,000	98,446
Newfield Exploration Co.
5.63%, 07/01/24	149,000	165,825
NuStar Logistics, L.P.
6.00%, 06/01/26	85,000	92,478
6.38%, 10/01/30	139,000	153,550
Occidental Petroleum Corporation
2.70%, 02/15/23	42,000	42,976
6.95%, 07/01/24	198,000	222,988
2.90%, 08/15/24	49,000	50,130
3.50%, 06/15/25	35,000	35,801
3.20%, 08/15/26	231,000	232,894
8.88%, 07/15/30	80,000	107,086
6.13%, 01/01/31	90,000	105,826
7.50%, 05/01/31	100,000	126,079
6.45%, 09/15/36	234,000	279,625
7.95%, 06/15/39	55,000	70,731
4.30%, 08/15/39	168,000	161,764
6.60%, 03/15/46	139,000	165,073
Ovintiv Exploration Inc.
5.38%, 01/01/26	84,000	94,710
PBF Holding Company LLC
9.25%, 05/15/25 (a)	85,000	85,637
6.00%, 02/15/28	85,000	56,424
Precision Drilling Corporation
7.13%, 01/15/26 (a) (c)	87,000	89,700
6.88%, 01/15/29 (a)	63,000	65,106
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	79,000	81,411
SM Energy Company
6.63%, 01/15/27 (c)	202,000	207,435
Southwestern Energy Company
7.50%, 04/01/26	98,000	103,711
7.75%, 10/01/27	90,000	97,672
8.38%, 09/15/28	96,000	108,486
Targa Resource Corporation
5.00%, 01/15/28	107,000	113,021
5.50%, 03/01/30	258,000	283,624
4.88%, 02/01/31 (a)	56,000	60,606
4.00%, 01/15/32 (a)	75,000	77,192
Transocean Inc
11.50%, 01/30/27 (a)	94,000	100,467
Transocean Proteus Limited
6.25%, 12/01/24 (a)	137,500	138,819
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	46,054
		9,174,967
Industrials 10.7%
Aircastle Limited
5.25%, 08/11/25 (a)	53,000	59,549
4.25%, 06/15/26	216,000	234,613
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	137,000	145,263
9.75%, 07/15/27 (a)	79,000	87,022
4.63%, 06/01/28 (a)	61,000	61,257
American Airlines, Inc.
11.75%, 07/15/25 (a)	112,000	140,539
5.50%, 04/20/26 (a)	60,000	63,698
5.75%, 04/20/29 (a)	144,000	155,725
Bombardier Inc.
7.50%, 03/15/25 (a) (c)	92,000	94,738
7.13%, 06/15/26 (a)	97,000	101,556
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	127,000	136,336
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	166,000	169,969
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	277,000	287,033
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	189,000	220,919
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	100,000	103,835
5.50%, 05/01/28 (a)	211,000	219,788
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	148,000	170,615
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (g) (h)	53,000	51,940
GFL Environmental Inc.
4.00%, 08/01/28 (a)	91,000	89,934
3.50%, 09/01/28 (a)	106,000	106,003
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	138,000	148,726
Howmet Aerospace Inc.
6.88%, 05/01/25	108,000	125,680
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	172,000	179,445
Madison IAQ LLC
5.88%, 06/30/29 (a)	39,000	39,685
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	63,845
Navistar International Corporation
6.63%, 11/01/25 (a)	134,000	138,439
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	337,000	355,800
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	55,715
5.75%, 04/15/26 (a)	81,000	89,602
3.38%, 08/31/27 (a)	55,000	53,356
6.25%, 01/15/28 (a)	201,000	214,197
Rolls-Royce Plc
5.75%, 10/15/27 (a)	239,000	262,298
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	42,000	46,741
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	84,277	95,515
Summit Materials, LLC
5.25%, 01/15/29 (a)	138,000	146,230
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	119,000	121,009
Terex Corporation
5.00%, 05/15/29 (a)	191,000	198,892
TransDigm Inc.
8.00%, 12/15/25 (a)	34,000	36,730
6.25%, 03/15/26 (a)	296,000	312,223
5.50%, 11/15/27	110,000	114,697
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	53,806
Triumph Group, Inc.
8.88%, 06/01/24 (a)	68,000	75,981
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	232,000	253,868
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	41,000	42,445
4.63%, 04/15/29 (a)	57,000	59,040
United Rentals (North America), Inc.
3.88%, 11/15/27	89,000	93,570
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	62,000	65,173
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	131,000	142,027

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	127,000	133,783
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	181,000	194,188
		6,613,038
Financials 9.6%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	208,550
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	207,000	213,673
Citigroup Inc.
5.00%, (100, 09/12/24) (g)	166,000	173,992
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (g)	200,000	211,551
6.25%, (100, 12/18/24) (a) (g) (i)	60,000	65,700
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	184,275
8.50%, 10/30/25 (a)	230,000	243,024
FirstCash, Inc.
4.63%, 09/01/28 (a)	126,000	131,728
Ford Motor Credit Company LLC
3.09%, 01/09/23	200,000	204,204
5.13%, 06/16/25	132,000	145,320
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	319,000	331,755
6.63%, 01/15/27 (a)	150,000	150,970
HUB International Limited
7.00%, 05/01/26 (a)	129,000	133,755
Icahn Enterprises L.P.
6.25%, 05/15/26	259,000	274,763
5.25%, 05/15/27	196,000	202,884
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	36,110
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (b)	39,000	40,055
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	93,000	96,455
Markel Corporation
6.00%, (100, 06/01/25) (g)	129,000	144,145
Navient Corporation
5.88%, 10/25/24	82,000	88,650
6.75%, 06/25/25 - 06/15/26	309,000	343,501
4.88%, 03/15/28	61,000	61,319
NFP Corp.
6.88%, 08/15/28 (a)	283,000	299,006
Nielsen Finance LLC
5.88%, 10/01/30 (a)	140,000	152,457
4.75%, 07/15/31 (a)	81,000	81,238
Nordic Aviation Capital
5.04%, 02/27/24 (b) (f) (j)	81,782	60,110
7.08%, 03/14/27 (b) (f) (j)	129,133	96,850
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	99,000	95,389
SLM Corporation
6.13%, 03/25/24	140,000	151,307
5.63%, 08/01/33	90,000	86,820
Springleaf Finance Corporation
8.88%, 06/01/25	51,000	56,517
7.13%, 03/15/26	105,000	122,352
6.63%, 01/15/28	63,000	72,502
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	209,250
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	261,000	278,016
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	273,000	297,495
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	125,000	128,447
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	103,000	107,560
		5,981,695
Materials 6.0%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	217,000	221,490
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	69,149
Cascades Inc.
5.13%, 01/15/26 (a)	23,000	24,454
5.38%, 01/15/28 (a)	132,000	138,768
CVR Partners, LP
9.25%, 06/15/23 (a)	41,000	41,083
6.13%, 06/15/28 (a)	76,000	77,884
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	110,000	114,145
6.88%, 10/15/27 (a)	140,000	152,415
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	155,000	157,909
7.88%, 07/15/26 (a)	80,000	83,334
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a) (c)	65,000	70,690
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	123,470
5.40%, 11/14/34	108,000	131,007
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	108,000	111,433
Hexion Inc.
7.88%, 07/15/27 (a)	163,000	175,812
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	58,000	58,276
6.13%, 04/01/29 (a)	344,000	366,484
Mercer International Inc.
5.50%, 01/15/26	36,000	36,996
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	155,000	163,846
5.25%, 06/01/27 (a)	296,000	318,836
4.25%, 05/15/29 (a)	97,000	98,050
Rayonier Advanced Materials Inc.
5.50%, 06/01/24 (a) (c)	90,000	86,287
7.63%, 01/15/26 (a)	201,384	209,944
The Chemours Company
5.75%, 11/15/28 (a)	303,000	324,203
United States Steel Corporation
6.25%, 03/15/26 (c)	32,000	32,956
6.88%, 03/01/29	316,000	338,453
		3,727,374
Health Care 5.9%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	45,000	47,911
4.63%, 08/01/29 (a)	54,000	54,717
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	247,000	253,095
8.50%, 01/31/27 (a)	142,000	154,342
7.00%, 01/15/28 (a)	51,000	52,657
5.00%, 01/30/28 (a)	40,000	38,009
4.88%, 06/01/28 (a)	41,000	41,929
6.25%, 02/15/29 (a)	138,000	136,470
Centene Corporation
5.38%, 08/15/26 (a)	48,000	50,272
4.25%, 12/15/27	95,000	100,225
4.63%, 12/15/29	53,000	58,325
3.38%, 02/15/30	35,000	36,586
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	181,000	189,141
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	174,000	183,911
8.00%, 03/15/26 (a)	212,000	228,454
8.00%, 12/15/27 (a)	74,000	82,283
6.00%, 01/15/29 (a)	22,000	23,548
6.88%, 04/15/29 (a)	112,000	117,611
6.13%, 04/01/30 (a)	78,000	79,169
Endo Designated Activity Company
9.50%, 07/31/27 (a) (c)	187,000	191,287
6.00%, 06/30/28 (a)	194,000	130,699

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (a)	118,000	115,662
HCA Inc.
5.38%, 02/01/25	109,000	122,945
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	130,886
Mednax, Inc.
6.25%, 01/15/27 (a)	117,000	123,874
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	90,000	96,599
7.25%, 02/01/28 (a)	27,000	29,521
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	89,000	91,015
Syneos Health, Inc.
3.63%, 01/15/29 (a)	51,000	50,467
Tenet Healthcare Corporation
6.75%, 06/15/23	76,000	82,759
7.50%, 04/01/25 (a)	118,000	127,305
4.88%, 01/01/26 (a)	93,000	96,335
5.13%, 11/01/27 (a)	183,000	191,772
6.13%, 10/01/28 (a)	140,000	148,968
		3,658,749
Consumer Staples 5.5%
Albertsons Companies, Inc.
5.75%, 03/15/25	8,000	8,195
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	33,743
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (a)	139,000	144,736
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	74,000	78,491
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (a)	155,000	154,735
JBS USA Food Company
6.50%, 04/15/29 (a)	48,000	54,124
Kraft Heinz Foods Company
3.88%, 05/15/27	96,000	105,493
4.25%, 03/01/31	31,000	35,282
4.63%, 10/01/39	218,000	254,131
4.88%, 10/01/49	153,000	185,420
Marb Bondco PLC
3.95%, 01/29/31 (a)	290,000	279,457
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	192,000	200,761
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	131,000	139,715
4.25%, 04/15/31 (a)	210,000	217,681
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	150,873
4.63%, 04/15/30 (a)	77,000	78,365
Safeway Inc.
5.88%, 02/15/28 (a)	157,000	169,155
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	303,000	307,764
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	139,000	143,559
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	198,000	212,969
Vector Group Ltd.
5.75%, 02/01/29 (a)	275,000	280,512
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	155,048
		3,390,209
Information Technology 3.6%
ams AG
7.00%, 07/31/25 (a)	416,000	447,844
Arches Buyer Inc.
6.13%, 12/01/28 (a)	19,000	19,640
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	291,000	306,759
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	21,000	21,475
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	49,233
Clarivate Science Holdings Corporation
4.88%, 06/30/29 (a)	39,000	40,018
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	100,309
8.25%, 03/01/27 (a)	93,000	99,478
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	85,000	86,831
Endure Digital, Inc.
6.00%, 02/15/29 (a)	231,000	228,719
Entegris, Inc.
4.38%, 04/15/28 (a)	82,000	85,620
LogMeIn, Inc.
5.50%, 09/01/27 (a)	67,000	69,458
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (c)	232,000	233,093
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	113,807
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	230,000	236,715
6.50%, 07/15/28 (a)	91,000	97,045
		2,236,044
Real Estate 1.5%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	100,558
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	106,000	107,979
Service Properties Trust
5.25%, 02/15/26	373,000	377,566
Uniti Group Inc.
7.88%, 02/15/25 (a)	55,000	58,908
6.50%, 02/15/29 (a)	144,000	144,677
VICI Properties Inc.
4.25%, 12/01/26 (a)	51,000	53,014
3.75%, 02/15/27 (a)	59,000	60,251
4.63%, 12/01/29 (a)	15,000	15,941
		918,894
Utilities 0.5%
Calpine Corporation
4.50%, 02/15/28 (a)	97,000	98,918
5.13%, 03/15/28 (a)	65,000	66,081
3.75%, 03/01/31 (a)	115,000	109,538
The AES Corporation
3.95%, 07/15/30 (a)	25,000	27,393
		301,930
Total Corporate Bonds And Notes (cost $53,446,513)		56,472,841
SENIOR FLOATING RATE INSTRUMENTS 5.0%
Consumer Discretionary 1.3%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (h)	49,625	49,749
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (h)	291,270	291,998
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (h)	90,000	90,225
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (h)	123,800	124,251
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (h)	49,200	52,504
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (h)	149,625	149,625
TGP Holdings III LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (h) (k)	5,357	5,364
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (h) (k)	54,643	54,711
		818,427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

	Shares/Par[1]	Value ($)
Information Technology 1.3%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (h)	65,793	64,718
Banff Merger Sub Inc
2021 USD Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 10/01/25 (h)	69,864	69,428
CoreLogic, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/14/28 (h) (k)	91,000	90,681
LogMeIn, Inc.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 08/31/27 (h)	67,830	67,703
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (h)	145,635	145,938
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (h)	148,802	148,281
Redstone Buyer LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (h)	107,806	107,447
2021 Delayed Draw Term Loan , 0.00%, 04/27/28 (k)	42,194	42,053
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 08/09/25 (h)	62,801	61,663
		797,912
Industrials 0.8%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	187,000	194,807
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (h)	48,403	48,201
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	23,704	23,072
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	44,089	42,913
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (h) (k)	126,214	126,056
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (h) (k)	23,786	23,757
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (h)	54,100	54,761
		513,567
Financials 0.7%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (h)	96,528	95,402
Advisor Group, Inc.
2021 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 07/31/26 (h)	84,146	84,274
Herens Holdco S.a r.l.
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/29/28 (h) (k)	82,076	82,120
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (h) (k)	155,000	155,194
		416,990
Communication Services 0.4%
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (h)	40,800	40,851
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (h)	153,336	152,953
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (h)	18,796	18,901
		212,705
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 08/15/24 (h)	84,250	84,115
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (h)	63,000	63,177
		147,292
Materials 0.2%
SOLMAX 6/21 TL
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/30/24 (h) (k)	115,242	114,665
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (h)	63,828	63,350
Total Senior Floating Rate Instruments (cost $3,071,573)		3,084,908
INVESTMENT COMPANIES 0.9%
iShares Broad USD High Yield Corporate Bond ETF	14,096	588,085
Total Investment Companies (cost $579,496)		588,085
COMMON STOCKS 0.5%
Energy 0.3%
MPLX LP	2,200	65,142
Noble Finance Corp. (c) (l)	4,487	110,964
		176,106
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (l)	8,143	21,498
iHeartMedia, Inc. - Class A (l)	3,283	88,411
		109,909
Total Common Stocks (cost $283,831)		286,015
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	18,743	20,336
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,743)		20,336
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (m)	1,598,493	1,598,493
Investment Companies 2.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.02% (m)	1,459,196	1,459,196
Total Short Term Investments (cost $3,057,689)		3,057,689
Total Investments 102.4% (cost $60,457,845)		63,509,874
Other Assets and Liabilities, Net (2.4)%		(1,498,877)
Total Net Assets 100.0%		62,010,997

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $42,230,809 and 68.1% of the Fund.

(b)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(e)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2021

rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Convertible security.

(j)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(l)  Non-income producing security.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Composition as of June 30, 2021*:
Corporate Bonds and Notes	88.9%
Senior Loan Interests	4.9
Investment Companies	0.9
Common Stocks	0.5
Non-US Government Agency ABS	0.0
Short Term Investments	4.8
Total Investments	100.0%

* Percentages are based on market values as of June 30, 2021 and differ from the percentages shown in the Schedules of Investments, which are based on net assets.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	145,593	148,444	0.2
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	81,782	60,110	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	129,133	96,850	0.2
		356,508	305,404	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 16

PPMFunds (Unaudited)

Schedules of Investments

June 30, 2021

Currency Abbreviations:

USD - United States Dollar
CAD - Canadian Dollar

Abbreviations:

DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2021

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Assets
Investments, at value	$62,159,788	$63,509,874
Variation margin on futures	18,589	—
Cash	9,140	23,956
Receivable from:
Investment securities sold	3,968,712	321,982
Dividends and interest	336,566	903,634
Adviser	19,973	36,387
Deposits with brokers and counterparties	79,065	—
Other assets	14,984	14,849
Total assets	66,606,817	64,810,682
Liabilities
Variation margin on futures	17,284	—
Payable for:
Investment securities purchased	8,322,337	1,122,720
Return of securities loaned	148,838	1,598,493
Advisory fees	19,007	27,830
Administrative fees	4,752	5,060
Board of Trustees fees	—	287
Chief Compliance Officer fees	3,972	4,361
Other expenses	38,584	40,934
Total liabilities	8,554,774	2,799,685
Net assets	$58,052,043	$62,010,997
Net assets consist of:
Paid-in capital	$55,316,919	$60,448,661
Total distributable earnings (loss)	2,735,124	1,562,336
Net assets	$58,052,043	$62,010,997
Net assets - Institutional Class	$58,052,043	$62,010,997
Shares outstanding - Institutional Class	5,516,331	6,065,366
Net asset value per share - Institutional Class	$10.52	$10.22
Investments, at cost	$60,131,593	$60,457,845
Securities on loan included in
Investments, at value	145,628	1,602,264

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2021

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Investment income
Dividends	$703	$18,949
Interest	720,618	1,718,554
Securities lending	225	2,070
Total investment income	721,546	1,739,573

Expenses
Advisory fees	111,910	161,883
Administrative fees	27,977	29,433
Legal fees	32,539	35,971
Transfer agent fees	13,839	14,189
Board of Trustees fees	33,122	35,247
Chief Compliance Officer fees	23,855	25,050
Registration and filing fees	—	8,114
Other expenses	—	8,221
Total expenses	243,242	318,108
Expense waiver	(117,357)	(112,059)
Net expenses	125,885	206,049
Net investment income (loss)	595,661	1,533,524

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	668,944	1,219,241
Futures contracts	(52,001)	—
Swap agreements	(1,153)	—
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,581,434)	(352,055)
Futures contracts	(42,532)	—
Swap agreements	689	—
Net realized and unrealized gain (loss)	(1,007,487)	867,186
Change in net assets from operations	$(411,826)	$2,400,710

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2021

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$595,661	$1,533,524
Net realized gain (loss)	615,790	1,219,241
Net change in unrealized appreciation
(depreciation)	(1,623,277)	(352,055)
Change in net assets from operations	(411,826)	2,400,710
Distributions to shareholders
From distributable earnings
Institutional Class	(681,641)	(1,531,086)
Total distributions to shareholders	(681,641)	(1,531,086)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	3,741,027	3,806,992
Reinvestment of distributions
Institutional Class	680,763	1,531,086
Cost of shares redeemed
Institutional Class	(1,601,008)	(1,657,743)
Change in net assets from
share transactions	2,820,782	3,680,335
Change in net assets	1,727,315	4,549,959
Net assets beginning of period	56,324,728	57,461,038
Net assets end of period	$58,052,043	$62,010,997

[1]Share transactions
Shares sold
Institutional Class	359,027	376,611
Reinvestment of distributions
Institutional Class	64,896	151,336
Shares redeemed
Institutional Class	(153,625)	(163,944)
Change in shares
Institutional Class	270,298	364,003
Purchases and sales of long term
investments
Purchase of securities	$28,830,720	$23,951,964
Purchase of U.S. government securities	9,551,799 (a)	—
Total purchases	$38,382,519	$23,951,964
Proceeds from sales of securities	$29,099,106	$20,476,227
Proceeds from sales of U.S. government
securities	9,962,221 (a)	—
Total proceeds from sales	$39,061,327	$20,476,227

(a)	Amounts exclude $18,054,210 and $15,052,608 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2020

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$1,380,672	$2,859,380
Net realized gain (loss)	1,915,216	(1,497,992)
Net change in unrealized appreciation
(depreciation)	1,844,086	1,624,315
Change in net assets from operations	5,139,974	2,985,703
Distributions to shareholders
From distributable earnings
Institutional Class	(3,454,821)	(2,859,255)
Total distributions to shareholders	(3,454,821)	(2,859,255)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	3,421,463	53,952,373
Reinvestment of distributions
Institutional Class	3,450,515	2,518,652
Cost of shares redeemed
Institutional Class	(3,565,000)	(54,751,256)
Change in net assets from
share transactions	3,306,978	1,719,769
Change in net assets	4,992,131	1,846,217
Net assets beginning of year	51,332,597	55,614,821
Net assets end of year	$56,324,728	$57,461,038

[1]Share transactions
Shares sold
Institutional Class	313,605	5,524,907
Reinvestment of distributions
Institutional Class	320,644	263,928
Shares redeemed
Institutional Class	(325,011)	(5,601,815)
Change in shares
Institutional Class	309,238	187,020

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

PPM Core Plus Fixed Income Fund

Institutional Class
06/30/21		10.74	0.11	(0.20)	(0.09)	(0.13)	—	10.52	(0.86)	58,052	69	(b)	0.45	0.87	2.13
12/31/20		10.40	0.27	0.76	1.03	(0.30)	(0.39)	10.74	9.98	56,325	80	(b)	0.49	0.85	2.55
12/31/19		9.85	0.31	0.71	1.02	(0.31)	(0.16)	10.40	10.51	51,333	108	(b)	0.50	0.70	3.02
12/31/18	(a)	10.00	0.15	(0.14)	0.01	(0.16)	—	9.85	0.07	50,198	25	(b)	0.50	0.78	3.30

PPM High Yield Core Fund

Institutional Class
06/30/21		10.08	0.26	0.14	0.40	(0.26)	—	10.22	4.03	62,011	35		0.70	1.08	5.21
12/31/20		10.09	0.51	(0.01)	0.50	(0.51)	—	10.08	5.34	57,461	82		0.69	1.01	5.30
12/31/19		9.26	0.54	0.83	1.37	(0.54)	—	10.09	15.02	55,615	78		0.70	0.85	5.50
12/31/18	(a)	10.00	0.25	(0.71)	(0.46)	(0.26)	(0.02)	9.26	(4.74)	48,121	18		0.70	0.92	5.53

(a)	The Fund commenced operations on July 16, 2018.
(b)	Portfolio turnover including dollar roll transactions for PPM Core Plus Fixed Income Fund was 31%, 113%, 118% and 97% for 2018, 2019, 2020 and 2021 respectively.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended ("the 1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("the 1933 Act"). The Trust currently consists of two series, (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. The Funds offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. The Funds are classified as diversified under the 1940 Act.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Jackson Financial, Inc., which is a subsidiary of Prudential plc (the “UK Parent”), a publicly traded company incorporated in the United Kingdom. Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is a wholly owned subsidiary of Jackson National Life Insurance Company® (“Jackson”). Jackson is a wholly owned subsidiary of Jackson Financial Inc. The UK Parent is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders. In August of 2021, it was announced that the demerger is expected to occur on September 13, 2021.

On April 1, 2021, the Board approved the Plan of Liquidation of PPM Small Cap Value Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with US generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.The Board is promptly notified of any matters significantly impacting the application of the Funds' valuation policies and procedures. The Board also receives monthly reports on other fair valuation determinations deemed material.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt and derivative securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair

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Notes to Financial Statements (Unaudited)

June 30, 2021

valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends from net investment income are declared daily and paid monthly for PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. Distributions of net realized capital gains, if any, are declared and distributed at least annually for the Funds only to the extent they exceeded available capital loss carryovers.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

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Notes to Financial Statements (Unaudited)

June 30, 2021

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The Rule addresses valuation practices and the role of a fund’s board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2021, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	27,891,642	104,471	27,996,113
Government And Agency Obligations	—	23,601,737	—	23,601,737
Non-U.S. Government Agency Asset-Backed Securities	—	4,571,069	—	4,571,069
Senior Floating Rate Instruments	—	1,158,673	—	1,158,673
Short Term Investments	4,832,196	—	—	4,832,196
	4,832,196	57,223,121	104,471	62,159,788
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	52,389	—	—	52,389
	52,389	—	—	52,389
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(86,057)	—	—	(86,057)
	(86,057)	—	—	(86,057)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	56,315,881	156,960	56,472,841
Senior Floating Rate Instruments	—	3,084,908	—	3,084,908
Investment Companies	588,085	—	—	588,085
Common Stocks	286,015	—	—	286,015
Non-U.S. Government Agency Asset-Backed Securities	—	20,336	—	20,336
Short Term Investments	3,057,689	—	—	3,057,689
	3,931,789	59,421,125	156,960	63,509,874

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2021.

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Notes to Financial Statements (Unaudited)

June 30, 2021

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are included in Investments, at value on the Statements of Assets and Liabilities. The value of securities on loan is included in Investments, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

US Government Securities. Certain Funds may invest in securities issued or guaranteed by the US Government or its agents or instrumentalities. Some US government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the US government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the US Department of the Treasury (“US Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the US government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the US government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the US Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The US Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. The Funds may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (Junior loans) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the Custodian and managed pursuant to the terms of the agreement. US Treasury Bills and US dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable for Deposits with brokers and counterparties or Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Counterparty Agreements. Certain Funds enter into various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by PPM and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on, among other things, financial instruments, individual equity securities, securities indices, interest rates, currencies and inflation indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

A Fund enters into a swap agreement in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yield the desired return. In addition, the Fund may enter into swap agreements to manage certain risks and to implement investment strategies in a more efficient manner.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation as disclosed in the Schedules of Investments. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2021. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2021. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2021.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

PPM Core Plus Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to hedge duration or to increase the Fund’s exposure to interest rate or yield curve risk. The Fund entered into credit default swap agreements to increase or decrease the Fund’s exposure to credit risk or hedge credit risk in a particular name, industry or sector.

PPM Core Plus Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
[2] Variation margin on futures	—	—	—	—	18,589	18,589
Total derivative instruments assets	—	—	—	—	18,589	18,589
Derivative instruments liabilities:
[2] Variation margin on futures	—	—	—	—	17,284	17,284
Total derivative instruments liabilities	—	—	—	—	17,284	17,284
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Futures	—	—	—	—	(52,001)	(52,001)
Swap agreements	—	(1,153)	—	—	—	(1,153)
Net change in unrealized appreciation (depreciation) on:
Futures	—	—	—	—	(42,532)	(42,532)
Swap agreements	—	689	—	—	—	689

PPM Core Plus Fixed Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	17,015,691	—	—	—	214,286	—

1 The derivative instruments outstanding as of June 30, 2021, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2021, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

Pledged Collateral. The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2021:

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)
PPM Core Plus Fixed Income Fund	MLP	79,065

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2021. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

The Funds' risks include, but are not limited to, the following:

Corporate, Sovereign Entity, and Bank Loan Risk. Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as loans or bank loans. Borrowers generally pay interest on corporate loans at floating rates that change in response to changes in market interest rates such as the LIBOR, the prime rates of US banks or another relevant index. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and a Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as illiquid securities. Additionally, because a loan may not be considered a security, a Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, a Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

Credit Risk. Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. A Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Distressed Debt Risk. The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

High Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk. High yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as junk bonds, and are considered below investment-grade by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High yield bonds may be subject to liquidity risk, and a Fund may not be able to sell a high yield bond at the price at which it is currently valued.

Income Risk. The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk. Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause a Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase a Fund’s potential gains and losses in comparison to the amount of a Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause a Fund’s portfolio to be more volatile. If a Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if a Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, adverse investor sentiment, regional and global health epidemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mortgage-Related Securities Risk. Mortgage-related securities are generally more sensitive to changes in interest rates and may exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns. Rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of the securities.

US Government Securities Risk. Obligations issued by agencies and instrumentalities of the US Government vary in the level of support they receive from the US Government. They may be: (i) supported by the full faith and credit of the US Treasury; (ii) supported by the right of the issuer to borrow from the US Treasury; (iii) supported by the discretionary authority of the US Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some US Government Securities may greatly exceed their current resources or their legal right to receive support from the US Treasury.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with PPM. Subject to the oversight of the Trust’s Board of Trustees, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of PPM Core Plus Fixed Income Fund and 0.55% of the average daily net assets of PPM High Yield Core Fund.

The Trust has entered into an Administration Agreement with JNAM, an affiliate of PPM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. In return for the fees paid under

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. This includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ expense accruals; calculating monthly total return; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s regulatory filings. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; directors’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse expenses for each of the Funds to the extent necessary to limit the annualized ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.45% for PPM Core Plus Fixed Income Fund and 0.70% for PPM High Yield Core Fund.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Chief Compliance Officer. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions that were deemed significant by the Administrator during the period ended June 30, 2021.

NOTE 9. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trust ("REIT") securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2020, the following Funds had capital loss carryforwards available for US federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
PPM High Yield Core Fund	1,664,757	882,659	2,547,416

As of June 30, 2021, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund	60,153,907	2,241,283	(235,402)	2,005,881
PPM High Yield Core Fund	60,638,622	3,154,588	(283,336)	2,871,252

As of June 30, 2021, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund
Futures	(33,668)	—	—	—

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2020 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
PPM Core Plus Fixed Income Fund	2,452,344	1,002,477	—
PPM High Yield Core Fund	2,859,255	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2021

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2018, 2019 and 2020 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2021.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

PPMFunds

Additional Disclosures (Unaudited)

June 30, 2021

Expense Example. As a shareholder of a Fund or Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Expenses Using Actual Fund Return. This section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Using Hypothetical 5% Return. The section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Expenses Using Hypothetical 5% Return” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†
PPM Core Plus Fixed Income Fund
Institutional Class	0.45	1,000.00	991.40	2.22	1,000.00	1,022.56	2.26
PPM High Yield Core Fund
Institutional Class	0.70	1,000.00	1,040.30	3.54	1,000.00	1,021.32	3.51

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available without charge (1) by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) by visiting the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge (1) by calling 1-844-446-4PPM, (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, and (3) online at www.ppmamerica.com/ppmfunds.

Results of Special Meeting of Shareholders

At a special meeting of shareholders held on March 15, 2021, shareholders of PPM Core Plus Fixed Income Fund, PPM High Yield Core Fund, and PPM Small Cap Value Fund considered two matters: (1) approval of a new Investment Advisory Agreement with PPM, prompted by the demerger of Prudential plc and Jackson Financial Inc. (the demerger being a change of control event) and (2) approval of a new Distribution Agreement with JNLD, prompted by the demerger of Prudential plc and Jackson Financial Inc. (the demerger being a change of control event). The results of the voting were as follows:

PPM Core Plus Fixed Income Fund

1) Approval of the investment advisory agreement between the Fund and PPM:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	5,246,032.682	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	5,246,032.682	100.000	0.000

2) Approval of the distribution agreement between the Fund and JNLD:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	5,246,032.682	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	5,246,032.682	100.000	0.000

PPM High Yield Core Fund

1) Approval of the investment advisory agreement between the Fund and PPM:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	5,701,363.380	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	5,701,363.380	100.000	0.000

2) Approval of the distribution agreement between the Fund and JNLD:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	5,701,363.380	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	5,701,363.380	100.000	0.000

Results of Special Meeting of Shareholders

PPM Small Cap Value Fund

1) Approval of the investment advisory agreement between the Fund and PPM:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	1,390,700.175	100.000	99.207
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	1,390,700.175	100.000	99.207

2) Approval of the distribution agreement between the Fund and JNLD:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	1,390,700.175	100.000	99.207
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	1,390,700.175	100.000	99.207

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, PPM Funds (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Liquidity Committee, a committee comprised of representatives of the Trust’s investment adviser, PPM America, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Committee to oversee the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Liquidity Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Liquidity Committee regarding the design and operational effectiveness of the Program during the prior 12 months. The Liquidity Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Board further noted that one material change was made to the Program during the period: due to the liquidation of PPM Floating Rate Income Fund, the Fund’s highly liquid investment minimum was removed from the Program.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Privacy Policy

PPM America, Inc., PPM Loan Management Company, LLC and PPM Funds (collectively, “PPM”) are committed to keeping nonpublic information about clients and potential clients secure and confidential. We do not disclose your information to anyone except as required by law, described in this policy, or as you otherwise permit. Most importantly, we do not sell your information to anyone.

PERSONAL INFORMATION COLLECTED WITHIN THE PAST 12 MONTHS

Below is a list of the categories of personal information we have collected within the past 12 months. We did not necessarily collect all the specific pieces of personal information listed for any given person. Please note that these personal information categories are as they are set forth under California law.

Category	Examples	Collected
Identifiers	Name, email address, postal address, government issued ID, or other similar identifiers	Yes
Personal Information (as listed in Cal. Civ. Code § 1798.80)	Signature, social security number, financial information or other similar personal information	Yes
Protected classification characteristics	Age, race, national origin, citizenship, gender	Yes
Commercial Information	Property records, business or other financial related commercial information	Yes
Biometric Information	Genetic, physiological, behavioral, and biological characteristics, such as fingerprints	Yes
Internet/Network Activity	Information on interactions with firm marketing emails	Yes
Geolocation Data	Physical location or movements	No
Sensory Data	Audio or visual information	Yes
Professional or employment-related information	Current or past job history or performance evaluations	Yes
Non-public education information	Transcripts, class lists	Yes
Inferences drawn from other personal information	Profile reflecting psychological trends, predispositions, behavior, attitudes,	No

HOW WE COLLECT PERSONAL INFORMATION

We receive personal information through two primary means: information you provide us directly and information we collect automatically.

Information you provide to PPM. In the course of serving you as someone associated with a corporate or institutional client, PPM obtains personal information about you principally through requests by email or telephone. Obtaining this information is important to our ability to fulfill your requests and deliver the highest level of service.

Digital Analytics Information. While we do not collect personal information from anyone who is merely visiting or browsing our website, to enhance our visitors' usability of the PPM website, we use digital analytics tools (e.g. Google Analytics) to understand and optimize performance. This may include, but is not limited to, the collection of IP addresses and information about what pages visited, and average time on pages. To learn more about how Google uses the information, visit Google’s Privacy & Terms at http://policies.google.com/technologies/partner-sites.

When interacting with our PPM email marketing materials, our systems automatically log information about your interaction with that email as well as information about your computer or mobile device. For example, our system logs when you open an email from us, what links in our emails you select, your IP address, your computer or mobile device operating system name and version, browser and email client type, how long you spent on a page, and information about your use of and actions on the email newsletter. If you currently receive PPM email marketing materials but wish to stop receiving these communications, please follow the opt-out instructions contained within the email message from PPM.

HOW WE USE YOUR INFORMATION

Use of your personal information depends on your relationship to PPM. We did not necessarily collect all the specific pieces of personal information listed above for any one specific business purpose, but rather, we used personal information, generally, in the following circumstances, including:

• Servicing clients. For example, personal information may be needed to maintain or service accounts, process or fulfill orders and transactions, or process payments.

• Performing due diligence. For example, we may need to conduct research or evaluate individuals in connection with an investment or sale on behalf of our clients or with respect to a corporate restructuring, merger or acquisition or similar proceeding.

• Employment with PPM. For example, we collect information throughout our hiring process, talent evaluation, inquiries, benefits enrollment, compensation and termination.

• Pursuant to law or regulation. For example, we might use the information you provide us to verify your identity or identify individuals within your organization to help fulfill certain legal or regulatory requirements.

• Interacting with our service providers. For example, PPM may receive personal information during the course of our business relationship for onboarding, background checks, or, depending on your relationship to PPM, as required to attest to PPM’s compliance policies and code of conduct.

• As part of a corporate transaction. For example, a transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets.

• Respond to your requests or questions. For example, we might use the information you provided us to respond to your questions or feedback.

For those who interact with our PPM email marketing materials or our website, we collect and use your information to:

• Provide relevant news and information. For example, we might use your information to customize your experience with us and help us better understand your interests and needs so that we can improve your experience with our online content.

• Improve our website, products or services. For example, we might use anonymized information to enhance your experience with us or improve content on our websites.

SHARING PERSONAL INFORMATION

PPM does not share your personal information with “third parties” as defined by the California Consumer Privacy Act.

We may share your information with affiliates and non-affiliated third-parties that perform support services for PPM. These parties are subject to agreements that require them to maintain the confidentiality of your information and to use it only in the course of providing such services. We will also share information if you so direct or with your consent, if we are compelled by law or regulation, as part of a corporate transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets, or in other circumstances as permitted by law (for example, to protect your account from fraud).

SPECIFIC PRIVACY RIGHTS

California-specific privacy rights. The California Consumer Privacy Act (“CCPA”) provides residents of California enhanced privacy rights, including the following:

• Right to know about your personal information PPM collects and discloses

• Right to access information PPM has collected about you

• Right to request PPM delete your personal information

• Right to non-discrimination for exercising your privacy rights

We do not discriminate against you, for example, by offering a different level of service, for exercising any of these rights. While the CCPA also provides California residents with the right to opt-out of sales of personal information to third parties, it is important to know we do not sell your personal information. Additionally, we do not knowingly collect or sell the personal information of minors (individuals under 16 years of age) without affirmative authorization.

Should you wish to exercise any of the above rights, please use this link to submit a request, or if you are unable to complete the form, please call (866) 352-4564. To protect your privacy, you will be required to provide information to help verify your identity. Only you, or someone legally authorized to act on your behalf, may make a verifiable consumer request related to your personal information. We will make good faith efforts to provide you with access to your information when you request it, but we cannot grant your request if we cannot verify your identity or authority to make the request and confirm that the personal information relates to you. Further, there may be other circumstances in which we may not grant access. In all cases, we will provide you with an explanation of our determination and a point of contact for further enquiries.

Additionally, under California Civil law, Californians are entitled to request information relating to whether a business has disclosed personal data to any third parties for the third parties’ direct marketing purposes. Californians who wish to request further information about our compliance with this statute or who have questions, more generally, about our Privacy Policy and our privacy commitments and our website should contact us at privacy@ppmamerica.com or at PPM America, 225 West Wacker Dr., Suite 1200, Chicago, Illinois 60606.

USE OF COOKIES

A cookie is a piece of data stored within the web browser on your computer by the websites you visit. Cookies are widely used to improve browsing experience and help websites function more efficiently. The cookies we use enable certain functionality of the website and facilitate website usage analysis. This will enable us to continually improve the website and our systems. The cookies do not hold any personal information about you. We do not associate any data gathered from cookies with any of your personal information. From our website, PPM may place cookies on your computer. There are two types of cookies that we use:

• Session cookies - these cookies are temporarily created when you visit our website. When you leave the website all session cookies are deleted.

• Persistent cookies - these cookies remain on your computer for the period of time specified in the cookie. They are activated each time you visit our website which created that particular cookie.

Many Internet browsers allow you to adjust your cookie preferences or delete existing cookies. If you set your browser to reject cookies, you should be aware that certain website features may not be available to you or may not function correctly. Certain Internet browsers may provide you the choice to set "Do Not Track" preferences, to limit the collection of information about your online activities over time and across third-party websites or online services. PPM’s systems do not respond to Internet browser "do not track" signals or similar mechanisms.

LINKS TO THIRD-PARTY SITES

The PPM website may contain links to other websites. We are not responsible for the privacy practices of any such other website (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

SAFEGUARDING INFORMATION

We recognize that information security is a crucial topic. To protect information, we've utilized an information security program to protect the integrity of our systems and applications. We implemented precautions throughout our organization, as well as our affiliates, including, where appropriate, the following: password protection, multi-factor authentication, encryption, TLS, firewalls, and internal restrictions on who may access data to protect the information we collect from loss, misuse, and unauthorized access, disclosure, alteration, and destruction.

We restrict access to personal information to authorized employees and in some cases to third parties as permitted by law. In addition to the requirements in this policy, we maintain physical, electronic and procedural safeguards to guard sensitive information. We adhere to these standards even after a business relationship ends.

CHANGES TO POLICY

This policy provides a general statement of the ways in which PPM protects your personal information. You may, however, in connection with specific products or services offered by PPM, be provided with privacy policies or statements that supplement this policy. PPM reserves the right to change its privacy policy or any supporting or related policies or procedures at any time. If there are any changes to the terms of this privacy policy, documents containing the revised policy will be updated, including our website at the PPM Privacy Policy or at http://ppmamerica.com/privacy-policy, and will be effective immediately. Contact us at privacy@ppmamerica.com should you have any questions about this privacy policy.

Item 2.   Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.   Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.   Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.   Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.   Exhibits.

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2021

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 2, 2021

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.